UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—September 30, 2022

Item 1:	Reports to Shareholders

Annual Report   |   September 30, 2022
Vanguard Growth and Income Fund

Contents
Your Fund’s Performance at a Glance	1
Advisors' Report	2
About Your Fund’s Expenses	7
Performance Summary	9
Financial Statements	11
Trustees Approve Advisory Arrangements	40
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The 12 months ended September 30, 2022, were a challenging period for financial markets. Vanguard Growth and Income Fund returned −13.94% for Investor Shares and −13.85% for Admiral Shares. Its performance surpassed that of its benchmark, the Standard & Poor's 500 Index, which returned −15.47%.
•	Early on, pent-up demand helped spur global growth and push unemployment rates down. The economic backdrop deteriorated, however, as inflation soared to multidecade highs, fueled in part by higher energy and food prices after Russia’s invasion of Ukraine. Then, price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check and increased fears of a recession.
•	The fund’s positions in information technology, energy, and communication services were the greatest contributors to relative performance. The greatest sector detractors were utilities and consumer staples.
•	For the 10 years ended September 30, 2022, the fund’s average annual return was roughly in line with its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended September 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-17.22%	7.95%	9.00%
Russell 2000 Index (Small-caps)	-23.50	4.29	3.55
Russell 3000 Index (Broad U.S. market)	-17.63	7.70	8.62
FTSE All-World ex US Index (International)	-24.76	-0.95	-0.38
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-14.61%	-3.22%	-0.23%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-11.50	-1.85	0.59
FTSE Three-Month U.S. Treasury Bill Index	0.63	0.57	1.12
CPI
Consumer Price Index	8.20%	4.95%	3.76%

Advisors’ Report
Vanguard Growth and Income Fund’s Investor Shares returned −13.94% for the 12 months ended September 30, 2022. Admiral Shares returned −13.85%. The fund’s benchmark, the Standard & Poor’s 500 Index, returned −15.47%.
Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.
The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table on page 6. The advisors have also prepared a discussion of the investment environment that existed during the fiscal year and of how the portfolio’s positioning reflects this assessment. These comments were prepared on October 18, 2022.
D. E. Shaw Investment Management, L.L.C.
Portfolio Managers:
Philip Kearns, Ph.D.,
Managing Director and Co-Chief Investment Officer
Ruvim Breydo
Managing Director and Co-Chief Investment Officer
Market environment
The S&P 500 Index returned –15.47% for the fiscal year. Equities rose during the fourth quarter of 2021, although concerns about the COVID-19 Omicron variant drove losses in November. Through the first three quarters of 2022, equities fell as rising inflation and tightening central bank policy seemed to weigh on risk sentiment. The year-over-year increase in the Consumer Price Index peaked at a four-decade high of 9.1% in June. Largely in response to this inflation, the Federal Reserve raised its benchmark interest rate five times between March 2022 and the end of the reporting period, for a total increase of 300 basis points. (A basis point is one-hundredth of a percentage point.)
Portfolio performance
Our analysis indicates that stock-specific exposures were the largest contributors to our portfolio’s relative performance during the reporting period. Technical and event-driven forecasts contributed to active returns, while fundamental forecasts marginally detracted. Exposures to technical risk factors—in particular, overweight exposures to volatile stocks and stocks with high trading activity—subtracted from active returns. Macro risk factors also detracted.
The three largest single-stock contributors to the portfolio’s active return over the period were overweight positions in ExxonMobil and Northrop Grumman and an underweight position in Advanced Micro Devices. The three largest single-stock detractors were underweight positions in Eli Lilly, Chevron, and AbbVie.
Market outlook
In our view, the outlook for U.S. economic growth deteriorated over the fiscal year and will continue to do so, with high inflation and tighter monetary policy driving markets. The core Consumer Price Index, which excludes food and energy costs, recorded a year-over-year increase of 6.6% in the report for September, the highest level since 1982. The Fed’s 300-basis-point increase in its benchmark rate since March has far exceeded its prediction in late 2021 that an increase of only 75 basis points would be needed. Chairman Jerome Powell’s emphasis on fighting inflation, even at the potential expense of economic growth, has dampened risk appetite. We have observed a large de-risking in equities in recent months, and August featured one of the broadest cross-asset sell-offs in decades.
Global conditions also present downside risks to the U.S. economy. Equity indexes have fallen from their highs in late 2021, and we believe global uncertainties about central bank policies, inflation, and economic growth will remain potential headwinds to equity markets in the near to medium term.
Vanguard Quantitative Equity Group
Portfolio Manager:
Cesar Orosco, CFA, Ph.D.,
Head of Alpha Equity Investments
The 12 months ended September 30, 2022, were a difficult period for financial markets. Early in the fiscal year, pent-up demand helped spur global growth and push unemployment rates down. The economic backdrop deteriorated, however, as inflation soared to multidecade highs, fueled in part by higher energy and food prices after Russia’s invasion of Ukraine. Price increases spread to other categories of goods and services, adding to concerns that inflation would remain high. The Federal Reserve undertook aggressive tightening to bring inflation back in check and fears of a recession increased. The Russell 3000 Index, a benchmark for the entire U.S. stock market, returned –17.63% for the period.
Although it’s important to understand how overall performance is affected by macro factors, our approach to investing focuses on specific fundamentals. We believe that attractive stocks exhibit several key characteristics, consisting of high quality—healthy balance sheets and steady cash-flow generation; effective management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—the ability to grow earnings year after year; strong market sentiment—market confirmation of our view; reasonable valuation—shares that are not overpriced; and a defensive model that evaluates heavily shorted stocks, as this can signal concerns over future company prospects.

Using these six themes, we generate a daily composite stock ranking. We then monitor our portfolio based on those rankings and adjust when appropriate to maximize expected returns while minimizing exposure to risks that our research indicates don’t improve returns.
Over the 12 months ended September 30, our growth, quality, defensive, and valuation models contributed to the fund’s relative performance, while our management decisions and market sentiment models detracted.
Our strongest sector results were in information technology, primarily because of strong selection in software companies. Other sectors made positive relative contributions broadly, while financial stocks detracted. During the period, many companies in the financial sector were hit hard in an environment marked by swiftly rising interest rates and economic volatility.
At the stock level, top contributors included overweight positions in health care company McKesson and energy firms APA and EOG Resources. Underweight positions in online payment processor PayPal in information technology and online streaming network Netflix in communication services also contributed to performance. The greatest individual stock detractors included underweight positions in health care companies Eli Lilly and AbbVie and in energy firms ExxonMobil and ConocoPhillips. An overweight position to financial firm Capital One Financial also detracted from performance.
Los Angeles Capital
Portfolio Managers:
Thomas D. Stevens, CFA,
Chairman and Principal
Hal W. Reynolds, CFA,
Chief Investment Officer and Principal
Global equities have been under pressure over the past year as geopolitical tensions from the war in Ukraine, broken supply chains, and central bank tightening dominated market behavior and stifled investors’ appetite for risk. U.S. equities fell sharply over the period as discount rates rose and consumer confidence declined.
Economic uncertainty remains high because of declining stimulus dollars, higher interest rates, rising prices, falling profit margins, and the continued effects of COVID-19 on both supply and demand. Risk assets have struggled recently; analysts are lowering 2023 earnings-per-share expectations as the probability of a recession increases.
Earnings growth remains positive for the year, and yet price/earnings multiples have contracted because of rising interest rates and falling growth expectations. Our firm’s proprietary analyst insight earnings model favors energy companies and businesses that operate in defensive segments of the global economy, such as utilities and consumer staples. At the same time, expectations for cyclically oriented sectors more strongly tied to economic trends continue to move lower.

During the year, valuation factors came back into favor. As a result, the portfolio’s tilt toward stocks with a higher earnings yield was the most significant contributor to return. Analyst insight was also a strong contributor as analysts were able to understand how rising uncertainties affected the earnings outlook across industries. Despite the general pullback in growth stocks, the portfolio’s tilt toward stocks with the highest short-term, one-year growth rates aided return. Finally, as recessionary risks rose, investors shied away from companies with weaker balance sheets. As a result, the portfolio’s underweight to financial risk was a notable contributor.
Over the 12-month period, the portfolio shifted into energy, technology, and transportation, while shifting out of communication services and retail. At the end of the period, the portfolio’s largest overweight positions were in energy and technology, and the largest underweight positions were in capital goods and communication services.
The portfolio increased its exposure to value, particularly appraisal (a proxy for break-up value) and dividend yield, as well as to good momentum and torpedo (higher expected earnings growth). We reduced exposure to foreign revenue as the unexpected surge in the dollar made U.S. exports more expensive. Recently, the portfolio has shifted toward higher-quality value, favoring successful companies with strong management and cash flows, positive analyst sentiment, and momentum that is supported by fundamentals and earnings news (good momentum).

Vanguard Growth And Income Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
D. E. Shaw Investment Management, L.L.C.	33	3,372	Employs quantitative models that seek to capture predominantly bottom-up stock-specific return opportunities. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Vanguard Quantitative Equity Group	33	3,365	Employs a quantitative fundamental management approach, using models that assess valuation, growth prospects, management decisions, market sentiment, and earnings and balance-sheet quality of companies as compared with their peers.
Los Angeles Capital	32	3,311	Employs a quantitative model that emphasizes stocks with characteristics investors are currently seeking and underweights stocks with characteristics investors are currently avoiding. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Cash Investments	2	199	These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended September 30, 2022
	Beginning Account Value 3/31/2022	Ending Account Value 9/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Growth and Income Fund
Investor Shares	$1,000.00	$804.20	$1.49
Admiral™ Shares	1,000.00	804.50	1.04
Based on Hypothetical 5% Yearly Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,023.41	$1.67
Admiral Shares	1,000.00	1,023.92	1.17
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.23% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Growth and Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2012, Through September 30, 2022
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended September 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth and Income Fund Investor Shares	-13.94%	9.15%	11.68%	$30,183
S&P 500 Index	-15.47	9.24	11.70	30,244
Dow Jones U.S. Total Stock Market Float Adjusted Index	-18.05	8.48	11.28	29,120

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Growth and Income Fund Admiral Shares	-13.85%	9.26%	11.80%	$152,516
S&P 500 Index	-15.47	9.24	11.70	151,221
Dow Jones U.S. Total Stock Market Float Adjusted Index	-18.05	8.48	11.28	145,598
See Financial Highlights for dividend and capital gains information.

Growth and Income Fund
Fund Allocation
As of September 30, 2022
Communication Services	6.7%
Consumer Discretionary	11.6
Consumer Staples	7.4
Energy	5.9
Financials	10.7
Health Care	14.6
Industrials	7.5
Information Technology	28.1
Materials	1.9
Real Estate	2.9
Utilities	2.4
Other	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (6.6%)
*	Alphabet Inc. Class A	2,097,424	200,619
*	Alphabet Inc. Class C	2,065,059	198,555
*	Meta Platforms Inc. Class A	353,376	47,946
	AT&T Inc.	2,570,737	39,435
	Verizon Communications Inc.	999,469	37,950
	Comcast Corp. Class A	1,097,929	32,202
	Interpublic Group of Cos. Inc.	635,251	16,262
*	Netflix Inc.	55,200	12,996
	News Corp. Class A	698,615	10,556
*	Charter Communications Inc. Class A	34,031	10,323
	Lumen Technologies Inc.	1,287,370	9,372
	News Corp. Class B	597,633	9,215
	Fox Corp. Class B	233,763	6,662
	Omnicom Group Inc.	83,700	5,281
*	Twitter Inc.	117,294	5,142
	Fox Corp. Class A	150,500	4,617
	Electronic Arts Inc.	36,300	4,200
	Roblox Corp. Class A	110,800	3,971
*	Warner Bros Discovery Inc.	325,928	3,748
*	Walt Disney Co.	20,063	1,893
*	Yelp Inc. Class A	52,500	1,780
*	Frontier Communications Parent Inc.	74,000	1,734
*	Take-Two Interactive Software Inc.	14,400	1,570
	Warner Music Group Corp. Class A	51,100	1,186
	Paramount Global Inc. Class B	45,900	874
*	Liberty Global plc Class A	56,000	873
*	Iridium Communications Inc.	19,037	845
*	DISH Network Corp. Class A	36,800	509
*	ZipRecruiter Inc. Class A	30,300	500
*	T-Mobile US Inc.	3,311	444
*	Endeavor Group Holdings Inc. Class A	20,335	412
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,900	336
*	Gogo Inc.	26,200	318
		Shares	Market Value• ($000)
*	AMC Networks Inc. Class A	15,600	317
	Pinterest Inc. Class A	11,400	266
	Snap Inc. Class A	27,000	265
*	Liberty Media Corp.- Liberty Formula One Class A	4,811	253
*	QuinStreet Inc.	20,700	217
*	Liberty Media Corp.-Liberty Formula One Class C	3,400	199
*	Cars.com Inc.	16,200	186
*	Liberty Global plc Class C	10,700	177
*	Sciplay Corp. Class A	10,700	126
	Activision Blizzard Inc.	1,580	117
*	Cargurus Inc.	4,600	65
*	Integral Ad Science Holding Corp.	8,187	59
	Playtika Holding Corp.	6,200	58
*	Vimeo Inc.	11,900	48
	Entravision Communications Corp. Class A	8,226	33
*	IDT Corp. Class B	1,300	32
*	Consolidated Communications Holdings Inc.	6,252	26
*	WideOpenWest Inc.	1,400	17
	TripAdvisor Inc.	600	13
*	Loyalty Ventures Inc.	11,100	13
*	PubMatic Inc. Class A	700	12
*	TrueCar Inc.	7,366	11
*	Liberty Latin America Ltd. Class A	1,700	11
*	Thryv Holdings Inc.	500	11
*	Anterix Inc.	99	4
	New York Times Co. Class A	98	3
*	US Cellular Corp.	99	3
*	DHI Group Inc.	302	2
	TEGNA Inc.	82	2
*	EverQuote Inc. Class A	100	1
*	Lions Gate Entertainment Corp. Class B	100	1
	Scholastic Corp.	40	1
	Sinclair Broadcast Group Inc. Class A	50	1
	Spok Holdings Inc.	190	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Urban One Inc.	200	1
	Manchester United plc Class A	40	1
*	Stagwell Inc.	200	1
*	Taboola.com Ltd.	300	1
*	Clear Channel Outdoor Holdings Inc.	300	—
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
	National CineMedia Inc.	300	—
*	Angi Inc. Class A	100	—
*	Gannett Co. Inc.	208	—
*	Magnite Inc.	26	—
*,1	Yandex NV Class A	23,500	—
			674,881
Consumer Discretionary (11.3%)
*	Amazon.com Inc.	2,395,115	270,648
*	Tesla Inc.	942,772	250,070
	Lowe's Cos. Inc.	512,094	96,176
	Home Depot Inc.	276,982	76,430
	McDonald's Corp.	174,738	40,319
*	AutoZone Inc.	15,026	32,185
	Marriott International Inc. Class A	218,694	30,648
*	O'Reilly Automotive Inc.	38,390	27,002
	Tapestry Inc.	823,317	23,407
	Starbucks Corp.	273,042	23,007
*	Booking Holdings Inc.	13,384	21,993
*	Ulta Beauty Inc.	51,573	20,691
	Ford Motor Co.	1,818,029	20,362
	TJX Cos. Inc.	306,806	19,059
*	Expedia Group Inc.	187,094	17,529
	PulteGroup Inc.	454,734	17,053
	Lennar Corp. Class A	215,765	16,085
	General Motors Co.	411,396	13,202
	NIKE Inc. Class B	131,500	10,930
	Dollar General Corp.	39,350	9,439
	Yum! Brands Inc.	77,556	8,247
	Advance Auto Parts Inc.	51,390	8,034
*	Airbnb Inc. Class A	76,000	7,983
	eBay Inc.	195,152	7,184
*	Caesars Entertainment Inc.	215,590	6,955
	Hilton Worldwide Holdings Inc.	51,900	6,260
	Target Corp.	40,400	5,995
	MGM Resorts International	186,900	5,555
	LKQ Corp.	110,164	5,194
	Domino's Pizza Inc.	15,800	4,901
	Harley-Davidson Inc.	134,300	4,684
	Genuine Parts Co.	28,711	4,287
	Bath & Body Works Inc.	115,519	3,766
	H&R Block Inc.	80,500	3,424
*	Dollar Tree Inc.	23,258	3,165
*	AutoNation Inc.	26,900	2,740
*	Overstock.com Inc.	110,700	2,696
	Tractor Supply Co.	14,026	2,607
	Travel + Leisure Co.	73,500	2,508
*	Chegg Inc.	100,300	2,113
*	Under Armour Inc. Class C	322,433	1,922
	Penske Automotive Group Inc.	18,800	1,850
	Garmin Ltd.	18,400	1,478
	Churchill Downs Inc.	7,867	1,449
		Shares	Market Value• ($000)
*	GoPro Inc. Class A	281,700	1,389
	Nordstrom Inc.	75,900	1,270
	Darden Restaurants Inc.	10,000	1,263
	Academy Sports & Outdoors Inc.	27,260	1,150
	Signet Jewelers Ltd.	20,000	1,144
	Bloomin' Brands Inc.	50,300	922
*	NVR Inc.	228	909
*	Aptiv plc	9,700	759
	Shutterstock Inc.	14,100	707
*	Under Armour Inc. Class A	94,800	630
*	Mohawk Industries Inc.	5,300	483
	Kontoor Brands Inc.	12,736	428
	Macy's Inc.	26,100	409
*	Victoria's Secret & Co.	13,300	387
	Acushnet Holdings Corp.	7,689	334
	Qurate Retail Inc. Series A	157,500	317
	Newell Brands Inc.	20,600	286
*	Dave & Buster's Entertainment Inc.	8,800	273
*	Sleep Number Corp.	6,700	227
	Gentex Corp.	9,300	222
	Laureate Education Inc. Class A	20,600	217
*	Six Flags Entertainment Corp.	11,500	204
*	Vista Outdoor Inc.	8,400	204
	Hyatt Hotels Corp. Class A	2,300	186
*	Bright Horizons Family Solutions Inc.	2,600	150
*	Poshmark Inc. Class A	9,400	147
	Red Rock Resorts Inc. Class A	3,873	133
*	American Public Education Inc.	13,200	121
	Rent-A-Center Inc.	5,732	100
*	Fossil Group Inc.	27,800	95
*	2U Inc.	12,200	76
*	Abercrombie & Fitch Co. Class A	4,800	75
*	GrowGeneration Corp.	19,600	69
	Ross Stores Inc.	800	67
*	Coursera Inc.	5,800	63
	Magna International Inc.	1,300	62
	Ruth's Hospitality Group Inc.	3,480	59
*	Modine Manufacturing Co.	3,900	50
	Winnebago Industries Inc.	900	48
	Brunswick Corp.	700	46
*	American Outdoor Brands Inc.	4,873	43
*	Perdoceo Education Corp.	3,834	40
*	Revolve Group Inc.	1,700	37
*	Accel Entertainment Inc. Class A	4,700	37
*	Universal Electronics Inc.	1,852	36
	Monro Inc.	800	35
	Papa John's International Inc.	500	35
*	OneSpaWorld Holdings Ltd.	3,941	33

Growth and Income Fund
		Shares	Market Value• ($000)
*	Canada Goose Holdings Inc.	2,100	32
*	LL Flooring Holdings Inc.	4,484	31
*	Farfetch Ltd. Class A	4,200	31
*	Party City Holdco Inc.	17,900	28
	Aaron's Co. Inc.	2,900	28
	PVH Corp.	600	27
*	Nerdy Inc.	12,680	27
*	National Vision Holdings Inc.	800	26
*	1-800-Flowers.com Inc. Class A	4,000	26
*	RealReal Inc.	16,800	25
*	Duluth Holdings Inc. Class B	3,368	24
*	Tupperware Brands Corp.	3,500	23
*	Vera Bradley Inc.	7,700	23
*	Playa Hotels & Resorts NV	3,800	22
	Dick's Sporting Goods Inc.	200	21
*	Inspired Entertainment Inc.	2,400	21
*	Express Inc.	17,834	19
*	Lulu's Fashion Lounge Holdings Inc.	4,141	19
*	Golden Entertainment Inc.	516	18
	PetMed Express Inc.	847	17
*	Stride Inc.	407	17
	Graham Holdings Co. Class B	28	15
*	Vizio Holding Corp. Class A	1,598	14
	Dillard's Inc. Class A	47	13
	Guess? Inc.	800	12
*	Universal Technical Institute Inc.	2,100	11
*	WW International Inc.	2,700	11
*	Century Casinos Inc.	1,478	10
*	Beazer Homes USA Inc.	900	9
*	Cavco Industries Inc.	38	8
*	Full House Resorts Inc.	1,400	8
*	Superior Industries International Inc.	2,400	7
	Choice Hotels International Inc.	42	5
	Sturm Ruger & Co. Inc.	94	5
	Johnson Outdoors Inc. Class A	81	4
*	Monarch Casino & Resort Inc.	79	4
	Designer Brands Inc. Class A	196	3
	Dine Brands Global Inc.	50	3
	Jack in the Box Inc.	41	3
*	Noodles & Co. Class A	600	3
	International Game Technology plc	193	3
*	CarParts.com Inc.	600	3
*	ODP Corp.	75	3
*	Biglari Holdings Inc. Class B	20	2
	Leggett & Platt Inc.	53	2
*	Sally Beauty Holdings Inc.	179	2
*	Target Hospitality Corp.	188	2
		Shares	Market Value• ($000)
*	Tenneco Inc. Class A	100	2
*	Royal Caribbean Cruises Ltd.	54	2
	ADT Inc.	200	2
*	Neogames SA	190	2
	American Eagle Outfitters Inc.	100	1
*	Barnes & Noble Education Inc.	615	1
	Cato Corp. Class A	127	1
*	Container Store Group Inc.	200	1
*	El Pollo Loco Holdings Inc.	93	1
*	Everi Holdings Inc.	59	1
	Gap Inc.	100	1
*	Lindblad Expeditions Holdings Inc.	199	1
*	Mattel Inc.	44	1
*	Quotient Technology Inc.	381	1
	Tilly's Inc. Class A	150	1
*	Urban Outfitters Inc.	39	1
*	Workhorse Group Inc.	319	1
	Bassett Furniture Industries Inc.	71	1
*	Sportsman's Warehouse Holdings Inc.	107	1
	Smith & Wesson Brands Inc.	100	1
	Bluegreen Vacations Holding Class A	60	1
*	Despegar.com Corp.	99	1
*	QuantumScape Corp. Class A	100	1
*	Petco Health & Wellness Co. Inc. Class A	100	1
*	Luminar Technologies Inc. Class A	100	1
	Arcos Dorados Holdings Inc. Class A	196	1
*	Mister Car Wash Inc.	100	1
*	American Axle & Manufacturing Holdings Inc.	10	—
	Big 5 Sporting Goods Corp.	16	—
	Clarus Corp.	31	—
*	Conn's Inc.	19	—
	Kohl's Corp.	3	—
	Polaris Inc.	4	—
*	Regis Corp.	300	—
*	Visteon Corp.	4	—
*	Kandi Technologies Group Inc.	34	—
*	Arrival SA	300	—
			1,157,910
Consumer Staples (7.3%)
	Procter & Gamble Co.	940,319	118,715
	Costco Wholesale Corp.	174,615	82,465
	Coca-Cola Co.	1,269,191	71,100
	Tyson Foods Inc. Class A	779,760	51,410
	Walmart Inc.	392,692	50,932
	PepsiCo Inc.	309,718	50,565
	Altria Group Inc.	1,083,914	43,768
	Kroger Co.	751,260	32,868
	General Mills Inc.	385,429	29,528
	Philip Morris International Inc.	329,428	27,346

Growth and Income Fund
		Shares	Market Value• ($000)
	Hershey Co.	119,242	26,289
	Archer-Daniels-Midland Co.	321,534	25,867
	Colgate-Palmolive Co.	346,908	24,370
	Sysco Corp.	220,284	15,576
	Estee Lauder Cos. Inc. Class A	66,880	14,439
	Constellation Brands Inc. Class A	50,926	11,697
	Keurig Dr Pepper Inc.	312,700	11,201
	Brown-Forman Corp. Class B	137,170	9,131
	Campbell Soup Co.	188,870	8,900
	Mondelez International Inc. Class A	156,455	8,578
	J M Smucker Co.	44,215	6,076
	Albertsons Cos. Inc. Class A	213,300	5,303
	Molson Coors Beverage Co. Class B	110,300	5,293
	Hormel Foods Corp.	96,092	4,366
	Lamb Weston Holdings Inc.	42,100	3,258
	Kraft Heinz Co.	71,700	2,391
	Kellogg Co.	14,200	989
	Conagra Brands Inc.	24,174	789
*	Pilgrim's Pride Corp.	21,200	488
	Kimberly-Clark Corp.	4,000	450
	Vector Group Ltd.	49,400	435
	Coca-Cola Consolidated Inc.	915	377
*	Hain Celestial Group Inc.	15,400	260
	Reynolds Consumer Products Inc.	9,700	252
	Church & Dwight Co. Inc.	3,200	229
*	Nomad Foods Ltd.	13,000	185
	Walgreens Boots Alliance Inc.	5,800	182
*	USANA Health Sciences Inc.	3,150	177
	Spectrum Brands Holdings Inc.	3,800	148
*	United Natural Foods Inc.	3,500	120
	National Beverage Corp.	2,242	86
*	Rite Aid Corp.	9,600	48
	Primo Water Corp.	1,707	21
*	Sovos Brands Inc.	1,182	17
*	Nature's Sunshine Products Inc.	1,636	14
	Adecoagro SA	1,000	8
	Clorox Co.	55	7
*	Monster Beverage Corp.	85	7
	Calavo Growers Inc.	93	3
	McCormick & Co. Inc.	40	3
*	Simply Good Foods Co.	79	3
	PriceSmart Inc.	28	2
*	Sprouts Farmers Market Inc.	89	2
*	Blue Apron Holdings Inc. Class A	200	1
	Cal-Maine Foods Inc.	9	1
*	22nd Century Group Inc.	800	1
	Coca-Cola Europacific Partners plc	14	1
*	Herbalife Nutrition Ltd.	45	1
*	Zevia PBC Class A	263	1
*	SunOpta Inc.	100	1
		Shares	Market Value• ($000)
	Lifevantage Corp.	21	—
			746,741
Energy (5.7%)
	Exxon Mobil Corp.	1,651,772	144,216
	Chevron Corp.	786,135	112,944
	Marathon Petroleum Corp.	593,324	58,935
	EOG Resources Inc.	417,740	46,674
	ConocoPhillips	336,298	34,417
	Phillips 66	358,827	28,965
	Occidental Petroleum Corp.	416,070	25,568
	APA Corp.	714,239	24,420
	Valero Energy Corp.	226,825	24,236
	Kinder Morgan Inc.	1,063,990	17,705
	Marathon Oil Corp.	669,018	15,106
	ONEOK Inc.	281,160	14,407
	Schlumberger NV	225,800	8,106
	Diamondback Energy Inc.	40,030	4,822
	Hess Corp.	44,240	4,822
	Pioneer Natural Resources Co.	21,700	4,699
	Halliburton Co.	103,624	2,551
	Williams Cos. Inc.	88,858	2,544
*	Comstock Resources Inc.	129,800	2,244
*	Southwestern Energy Co.	254,200	1,556
*	Transocean Ltd. (XNYS)	489,657	1,210
	Ovintiv Inc. (XNYS)	24,900	1,145
	Range Resources Corp.	44,000	1,111
	Baker Hughes Co. Class A	44,800	939
	Targa Resources Corp.	11,500	694
*	Denbury Inc.	6,100	526
*	CNX Resources Corp.	31,300	486
*	Tellurian Inc.	198,800	475
*	Antero Resources Corp.	14,000	427
	Texas Pacific Land Corp.	213	379
	Equitrans Midstream Corp.	43,700	327
*	Golar LNG Ltd.	8,400	209
	DTE Midstream LLC	3,400	176
*	Alto Ingredients Inc.	26,900	98
*	Oceaneering International Inc.	11,200	89
	California Resources Corp.	1,500	58
	SM Energy Co.	1,500	56
*	Teekay Corp.	11,485	41
	Continental Resources Inc.	500	33
*	NexTier Oilfield Solutions Inc.	4,081	30
*	SandRidge Energy Inc.	1,700	28
	SFL Corp. Ltd.	3,000	27
	Geopark Ltd.	2,200	26
*	Gevo Inc.	11,100	25
*	Kosmos Energy Ltd.	4,200	22
*	Clean Energy Fuels Corp.	3,400	18
*	Green Plains Inc.	610	18
	VAALCO Energy Inc.	3,900	17
	NOV Inc.	500	8
	Solaris Oilfield Infrastructure Inc. Class A	690	7

Growth and Income Fund
		Shares	Market Value• ($000)
	Chesapeake Energy Corp.	74	7
*	Centrus Energy Corp. Class A	72	3
	Murphy Oil Corp.	73	3
	NACCO Industries Inc. Class A	71	3
	Brigham Minerals Inc. Class A	95	2
*	Par Pacific Holdings Inc.	108	2
*	Talos Energy Inc.	90	2
	Dorian LPG Ltd.	125	2
*	TechnipFMC plc	200	2
	Cenovus Energy Inc.	100	2
*	Navigator Holdings Ltd.	188	2
*	Amplify Energy Corp.	200	1
	Antero Midstream Corp.	100	1
	Archrock Inc.	100	1
*	Energy Fuels Inc.	195	1
	Evolution Petroleum Corp.	100	1
*	Helix Energy Solutions Group Inc.	146	1
*	Overseas Shipholding Group Inc. Class A	400	1
	Patterson-UTI Energy Inc.	100	1
*	ProPetro Holding Corp.	100	1
	RPC Inc.	100	1
*	Ring Energy Inc.	200	1
*	TETRA Technologies Inc.	300	1
	Plains GP Holdings LP Class A	100	1
	Northern Oil and Gas Inc.	40	1
	Permian resources Corp.	200	1
*	Exterran Corp.	79	—
*	Newpark Resources Inc.	137	—
*	Uranium Energy Corp.	119	—
	Nordic American Tankers Ltd.	100	—
	International Seaways Inc.	8	—
*	Expro Group Holdings NV	16	—
			587,687
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	562,744	150,264
	JPMorgan Chase & Co.	880,542	92,017
	Bank of America Corp.	2,658,726	80,294
	Everest Re Group Ltd.	178,686	46,894
	Chubb Ltd.	249,474	45,374
	Wells Fargo & Co.	1,111,560	44,707
	Charles Schwab Corp.	587,971	42,257
	American Express Co.	273,014	36,832
	W R Berkley Corp.	529,595	34,201
	Synchrony Financial	1,153,126	32,507
	Cboe Global Markets Inc.	258,357	30,323
	Discover Financial Services	332,071	30,192
	Goldman Sachs Group Inc.	96,341	28,233
	Loews Corp.	564,970	28,158
	Citigroup Inc.	587,397	24,477
	Allstate Corp.	196,114	24,422
	Capital One Financial Corp.	222,546	20,512
		Shares	Market Value• ($000)
	Hartford Financial Services Group Inc.	325,126	20,138
	Comerica Inc.	247,335	17,586
	Progressive Corp.	139,480	16,209
	Truist Financial Corp.	359,205	15,640
	Ameriprise Financial Inc.	60,765	15,310
	PNC Financial Services Group Inc.	99,820	14,915
	Assurant Inc.	92,333	13,413
	Marsh & McLennan Cos. Inc.	87,260	13,027
	CME Group Inc.	65,556	11,612
	Intercontinental Exchange Inc.	111,100	10,038
	Bank of New York Mellon Corp.	255,875	9,856
	American International Group Inc.	202,656	9,622
	Regions Financial Corp.	446,080	8,953
	US Bancorp	212,761	8,579
	Blackstone Inc.	101,600	8,504
	Travelers Cos. Inc.	53,030	8,124
	First Republic Bank	51,630	6,740
	Moody's Corp.	27,231	6,620
	Zions Bancorp NA	124,782	6,346
	Morgan Stanley	77,115	6,093
	Affiliated Managers Group Inc.	50,110	5,605
	MetLife Inc.	89,900	5,464
	BlackRock Inc.	7,569	4,165
	Raymond James Financial Inc.	31,500	3,113
	Globe Life Inc.	28,908	2,882
	Interactive Brokers Group Inc. Class A	38,200	2,441
	KeyCorp.	147,900	2,369
	Invesco Ltd.	162,700	2,229
	MarketAxess Holdings Inc.	8,700	1,936
	Virtu Financial Inc. Class A	90,900	1,888
	Cincinnati Financial Corp.	19,253	1,724
	Ally Financial Inc.	61,300	1,706
	Aon plc Class A (XNYS)	6,174	1,654
*	Encore Capital Group Inc.	27,700	1,260
	Willis Towers Watson plc	6,000	1,206
	Arthur J Gallagher & Co.	7,000	1,199
	Northern Trust Corp.	12,500	1,070
	Blackstone Mortgage Trust Inc. Class A	39,700	927
	LPL Financial Holdings Inc.	3,500	765
	Franklin Resources Inc.	35,300	760
	Principal Financial Group Inc.	8,700	628
	Aflac Inc.	10,378	583
	Fifth Third Bancorp	15,200	486
	Nasdaq Inc.	8,400	476
	Sixth Street Specialty Lending Inc.	28,700	469
*	Donnelley Financial Solutions Inc.	9,000	333
	Popular Inc.	4,564	329
	Bank of NT Butterfield & Son Ltd.	10,142	329
	BGC Partners Inc. Class A	89,600	281

Growth and Income Fund
		Shares	Market Value• ($000)
	Central Pacific Financial Corp.	13,592	281
	Prudential Financial Inc.	3,179	273
	First American Financial Corp.	5,800	267
*	Arch Capital Group Ltd.	5,500	250
*	Blucora Inc.	11,500	222
*	Green Dot Corp. Class A	11,700	222
*	PRA Group Inc.	5,800	191
	Lincoln National Corp.	4,000	176
	Valley National Bancorp	16,228	175
	TCG BDC Inc.	15,000	172
	Hanmi Financial Corp.	7,200	170
	First Internet Bancorp	4,855	164
	AFC Gamma Inc.	10,400	159
	Signature Bank	1,000	151
	Banner Corp.	2,267	134
[2]	Prospect Capital Corp.	21,469	133
	OneMain Holdings Inc.	3,800	112
	Enact Holdings Inc.	4,362	97
	Owl Rock Capital Corp.	8,900	92
	Mercury General Corp.	3,200	91
*	Enova International Inc.	2,981	87
	TPG RE Finance Trust Inc.	11,000	77
	Kearny Financial Corp.	6,905	73
	Citizens Financial Group Inc.	2,100	72
	FS KKR Capital Corp.	4,200	71
	Burford Capital Ltd.	8,897	67
	Pathward Financial Inc.	2,000	66
	First Financial Bancorp	3,100	65
*	Ocwen Financial Corp.	2,746	64
	New Mountain Finance Corp.	5,412	62
	Flagstar Bancorp Inc.	1,603	54
*	SiriusPoint Ltd.	10,900	54
	Starwood Property Trust Inc.	2,932	53
	Fidelity National Financial Inc.	1,400	51
	BlackRock TCP Capital Corp.	4,492	49
	PacWest Bancorp	2,100	47
	HomeTrust Bancshares Inc.	2,017	45
	Hope Bancorp Inc.	3,300	42
	Capital Southwest Corp.	2,487	42
[2]	Solar Capital Ltd.	3,119	38
	Greenhill & Co. Inc.	6,300	37
	Janus Henderson Group plc	1,800	37
	MGIC Investment Corp.	2,800	36
*	SVB Financial Group	100	34
	Tiptree Inc.	3,172	34
*	eHealth Inc.	8,100	32
*	Columbia Financial Inc.	1,400	30
	First Hawaiian Inc.	1,083	27
	Home BancShares Inc.	1,200	27
	Heritage Commerce Corp.	2,291	26
	Stellar Bancorp Inc.	819	24
*	Credit Acceptance Corp.	53	23
	Northfield Bancorp Inc.	1,502	21
*	Selectquote Inc.	28,800	21
*	Genworth Financial Inc. Class A	5,400	19
	Sierra Bancorp	959	19
		Shares	Market Value• ($000)
	BlackRock Capital Investment Corp.	5,100	17
	Berkshire Hills Bancorp Inc.	600	16
	Lakeland Bancorp Inc.	984	16
	Central Valley Community Bancorp	839	15
	Argo Group International Holdings Ltd.	800	15
	BankUnited Inc.	400	14
	AG Mortgage Investment Trust Inc.	3,100	13
	Ladder Capital Corp. Class A	1,200	11
	Independent Bank Corp.	500	10
	RenaissanceRe Holdings Ltd.	71	10
	Equitable Holdings Inc.	382	10
	Navient Corp.	600	9
	Park National Corp.	69	9
*	Acacia Research Corp.	1,983	8
*	Elevate Credit Inc.	6,800	7
	Western Alliance Bancorp	100	7
	Brightspire Capital Inc. Class A	1,100	7
	Tompkins Financial Corp.	74	5
	Crescent Capital BDC Inc.	300	5
	City Holding Co.	45	4
	Community Trust Bancorp Inc.	91	4
	First Financial Corp.	91	4
	First Foundation Inc.	200	4
	Great Southern Bancorp Inc.	71	4
	Stifel Financial Corp.	85	4
	Stock Yards Bancorp Inc.	55	4
	First Interstate BancSystem Inc. Class A	76	3
	NBT Bancorp Inc.	82	3
	Nelnet Inc. Class A	38	3
	Peapack-Gladstone Financial Corp.	77	3
*	World Acceptance Corp.	26	3
*	PROG Holdings Inc.	198	3
	Allegiance Bancshares Inc.	60	2
	Banc of California Inc.	100	2
	CNO Financial Group Inc.	100	2
	CVB Financial Corp.	77	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
	ConnectOne Bancorp Inc.	82	2
	Employers Holdings Inc.	48	2
*	EZCorp. Inc. Class A	200	2
	Financial Institutions Inc.	68	2
	Fulton Financial Corp.	100	2
	Old National Bancorp	100	2
	PCSB Financial Corp.	139	2
	Preferred Bank	28	2
	ServisFirst Bancshares Inc.	20	2

Growth and Income Fund
		Shares	Market Value• ($000)
	Trustmark Corp.	66	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
*	Oportun Financial Corp.	500	2
	Apollo Investment Corp.	197	2
	TriplePoint Venture Growth BDC Corp.	165	2
	Intercorp Financial Services Inc.	92	2
	Cadence Bank	83	2
*	Ambac Financial Group Inc.	100	1
	Apollo Commercial Real Estate Finance Inc.	121	1
	Ares Commercial Real Estate Corp.	111	1
	Bank OZK	18	1
	Chimera Investment Corp.	164	1
	Commerce Bancshares Inc.	11	1
	Curo Group Holdings Corp.	199	1
	FNB Corp.	100	1
	First BanCorp. (XNYS)	100	1
	Great Ajax Corp.	188	1
	Horizon Bancorp Inc.	49	1
	Huntington Bancshares Inc.	50	1
*	LendingClub Corp.	117	1
*	LendingTree Inc.	25	1
	Luther Burbank Corp.	108	1
*	MBIA Inc.	120	1
	Rithm Capital Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	OFG Bancorp	58	1
	Old Second Bancorp Inc.	100	1
*	Republic First Bancorp Inc.	369	1
	SEI Investments Co.	30	1
	SLM Corp.	100	1
	TriCo Bancshares	31	1
	United Bankshares Inc.	18	1
	Washington Trust Bancorp Inc.	20	1
	Essent Group Ltd.	24	1
	James River Group Holdings Ltd.	33	1
	Sculptor Capital Management Inc. Class A	99	1
	Broadmark Realty Capital Inc.	145	1
*	XP Inc. Class A	38	1
	Premier Financial Corp.	23	1
	Carlyle Group Inc.	24	1
	Rocket Cos. Inc. Class A	100	1
	Gladstone Investment Corp.	100	1
	Golub Capital BDC Inc.	100	1
	Horizon Technology Finance Corp.	100	1
	Main Street Capital Corp.	33	1
		Shares	Market Value• ($000)
	Oxford Square Capital Corp.	352	1
	PennantPark Investment Corp.	220	1
	Saratoga Investment Corp.	64	1
	Amalgamated Financial Corp.	24	1
	Patria Investments Ltd. Class A	94	1
	Primis Financial Corp.	100	1
	TrustCo Bank Corp. NY	25	1
	Bridge Investment Group Holdings Inc. Class A	38	1
	Franklin BSP Realty Trust Inc. REIT	100	1
	MFA Financial Inc. REIT	100	1
	AMERISAFE Inc.	10	—
	ARMOUR Residential REIT Inc.	100	—
	BancFirst Corp.	5	—
	Cowen Inc. Class A	4	—
	First Community Bankshares Inc.	13	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Jefferies Financial Group Inc.	11	—
	Lakeland Financial Corp.	1	—
*	Mr Cooper Group Inc.	10	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
	Oppenheimer Holdings Inc. Class A	13	—
*	Trupanion Inc.	1	—
	Universal Insurance Holdings Inc.	47	—
	Veritex Holdings Inc.	11	—
	Barings BDC Inc.	28	—
*	Bright Health Group Inc.	100	—
	Annaly Capital Management, Inc.	25	—
			1,072,773
Health Care (14.3%)
	Johnson & Johnson	962,497	157,233
	UnitedHealth Group Inc.	250,005	126,263
	Pfizer Inc.	2,799,127	122,490
	Merck & Co. Inc.	728,717	62,757
	CVS Health Corp.	613,029	58,465
	Agilent Technologies Inc.	455,917	55,417
	Elevance Health Inc.	120,390	54,686
	Cigna Corp.	183,083	50,800
	Gilead Sciences Inc.	809,942	49,965
	Amgen Inc.	217,490	49,022
	HCA Healthcare Inc.	257,387	47,305
	AbbVie Inc.	331,025	44,427
	Thermo Fisher Scientific Inc.	71,907	36,470
	Abbott Laboratories	375,604	36,343
*	Biogen Inc.	131,849	35,204
	McKesson Corp.	97,804	33,241
	Bristol-Myers Squibb Co.	462,031	32,846
*	IQVIA Holdings Inc.	179,593	32,531

Growth and Income Fund
		Shares	Market Value• ($000)
	Laboratory Corp. of America Holdings	138,487	28,364
	Eli Lilly & Co.	83,984	27,156
	Medtronic plc	326,400	26,357
	AmerisourceBergen Corp. Class A	179,347	24,271
*	Waters Corp.	88,285	23,795
*	Vertex Pharmaceuticals Inc.	82,171	23,792
	Becton Dickinson and Co.	82,800	18,450
*	Centene Corp.	233,672	18,182
*	Molina Healthcare Inc.	41,570	13,711
*	Regeneron Pharmaceuticals Inc.	18,318	12,619
*	Mettler-Toledo International Inc.	10,696	11,596
*	Boston Scientific Corp.	297,400	11,518
	Zoetis Inc.	74,390	11,031
	Humana Inc.	20,688	10,038
*	DaVita Inc.	118,779	9,831
*	Moderna Inc.	78,552	9,289
*	Incyte Corp.	128,773	8,581
*	Align Technology Inc.	39,966	8,277
	West Pharmaceutical Services Inc.	29,644	7,295
*	Hologic Inc.	87,400	5,639
	Organon & Co.	233,577	5,466
	Quest Diagnostics Inc.	44,314	5,437
*	Avantor Inc.	223,600	4,383
*	ACADIA Pharmaceuticals Inc.	240,400	3,933
*	Henry Schein Inc.	46,501	3,058
*	Edwards Lifesciences Corp.	35,680	2,948
	DENTSPLY SIRONA Inc.	102,700	2,912
	Baxter International Inc.	53,900	2,903
	Viatris Inc.	299,096	2,548
	Bio-Techne Corp.	7,850	2,229
	Cardinal Health Inc.	28,600	1,907
*	Sage Therapeutics Inc.	48,500	1,899
	Zimmer Biomet Holdings Inc.	17,300	1,809
	Horizon Therapeutics plc	26,900	1,665
*	Bausch Health Cos. Inc.	210,000	1,447
*	Maravai LifeSciences Holdings Inc. Class A	53,200	1,358
*	Allscripts Healthcare Solutions Inc.	88,700	1,351
*	BioMarin Pharmaceutical Inc.	15,400	1,305
	Seagen Inc.	9,300	1,272
*	Corcept Therapeutics Inc.	49,400	1,267
	Shockwave Medical Inc.	4,500	1,251
*	Syneos Health Inc.	22,800	1,075
*	ABIOMED Inc.	4,246	1,043
	Embecta Corp.	33,600	967
	Elanco Animal Health Inc. (XNYS)	71,500	887
*	Alnylam Pharmaceuticals Inc.	4,000	801
	Bruker Corp.	14,900	791
*	Myriad Genetics Inc.	40,900	780
	Danaher Corp.	2,990	772
*	Figs Inc. Class A	70,000	577
*	Exelixis Inc.	35,900	563
*	Intuitive Surgical Inc.	3,000	562
	Patterson Cos. Inc.	22,000	528
		Shares	Market Value• ($000)
*	QIAGEN NV	12,300	508
*	Lexicon Pharmaceuticals Inc.	196,951	473
*	Envista Holdings Corp.	12,300	404
*	Illumina Inc.	2,000	382
*	Novavax Inc.	18,200	331
*	AbCellera Biologics Inc.	30,400	301
*	Karuna Therapeutics Inc.	1,300	292
*	Amicus Therapeutics Inc.	27,900	291
*	Natera Inc.	6,100	267
	Owens & Minor Inc.	9,800	236
*	Theravance Biopharma Inc.	20,600	209
	Ionis Pharmaceuticals Inc.	4,700	208
*	Catalyst Pharmaceuticals Inc.	15,500	199
*	Masimo Corp.	1,400	198
*	Iovance Biotherapeutics Inc.	19,800	190
*	Rigel Pharmaceuticals Inc.	161,000	190
*	BioCryst Pharmaceuticals Inc.	14,600	184
*	OPKO Health Inc.	96,400	182
*	Emergent BioSolutions Inc.	8,300	174
*	DexCom Inc.	2,103	169
*	Semler Scientific Inc.	4,368	164
*	QuidelOrtho Corp.	2,200	157
*	Amedisys Inc.	1,527	148
*	Zimvie Inc.	15,000	148
*	Change Healthcare Inc.	5,287	145
*	Community Health Systems Inc.	66,600	143
*	Taro Pharmaceutical Industries Ltd.	4,733	142
*	Sharecare Inc.	66,358	126
*	Quanterix Corp.	11,300	125
*	Cutera Inc.	2,700	123
*	Innoviva Inc.	10,300	120
*	Ovid therapeutics Inc.	56,300	104
*	Accuray Inc.	47,898	100
*	iRhythm Technologies Inc.	779	98
	Cross Country Healthcare Inc.	3,200	91
*	Eagle Pharmaceuticals Inc.	3,362	89
*	Travere Thrapeutics Inc.	3,500	86
*	Pediatrix Medical Group Inc.	4,400	73
*	Atara Biotherapeutics Inc.	19,174	72
	Enhabit Inc.	5,100	72
*	Vanda Pharmaceuticals Inc.	7,000	69
*	Zentalis Pharmaceuticals Inc.	3,100	67
*	Cronos Group Inc.	22,879	64
*	ADMA Biologics Inc.	24,700	60
*	Inhibrx Inc.	3,200	57
*	Cytek Biosciences Inc.	3,900	57
*	AtriCure Inc.	1,400	55
*	Aurora Cannabis Inc.	45,000	55
*	Tactile Systems Technology Inc.	6,900	54

Growth and Income Fund
		Shares	Market Value• ($000)
*	Revance Therapeutics Inc.	1,900	51
*	WaVe Life Sciences Ltd.	13,000	47
*	Gossamer Bio Inc.	3,600	43
*	Inari Medical Inc.	500	36
*	Tricida Inc.	3,298	35
*	Heron Therapeutics Inc.	7,700	32
*	Spectrum Pharmaceuticals Inc.	73,900	32
*	Paratek Pharmaceuticals Inc.	11,900	31
	iTeos Therapeutics Inc.	1,400	27
	Alkermes plc	1,115	25
*	Avanos Medical Inc.	1,000	22
*	Coherus Biosciences Inc.	2,300	22
*	NeoGenomics Inc.	2,500	22
*	Cara Therapeutics Inc.	2,200	21
*,2	Lannett Co. Inc.	46,600	21
*	Sotera Health Co.	2,800	19
*	Standard Bio Tools Inc.	16,500	18
*	Harvard Bioscience Inc.	6,866	18
*	Cardiovascular Systems Inc.	1,200	17
*	MannKind Corp.	5,600	17
*	Pacific Biosciences of California Inc.	2,700	16
*	AnaptysBio Inc.	600	15
	LivaNova plc	300	15
	Intercept Pharmaceuticals Inc.	1,000	14
*	OraSure Technologies Inc.	3,790	14
*	Bio-Rad Laboratories Inc. Class A	28	12
*	Cerus Corp.	3,300	12
*	MiMedx Group Inc.	4,100	12
*	Doximity Inc. Class A	400	12
*	Sight Sciences Inc.	1,913	12
*	Agiliti Inc.	800	11
*	REVOLUTION Medicines Inc.	500	10
*	NanoString Technologies Inc.	700	9
*	ICON plc	47	9
*	Innovage Holding Corp.	1,535	9
*	Puma Biotechnology Inc.	3,200	8
*	Repligen Corp.	39	7
*	Invacare Corp.	7,600	6
*	Scholar Rock Holding Corp.	800	6
*	ViewRay Inc.	1,700	6
*	Personalis Inc.	1,600	5
*	IGM Biosciences Inc.	200	5
*	CorVel Corp.	30	4
*	Evolent Health Inc. Class A	98	4
*	Ultragenyx Pharmaceutical Inc.	90	4
*	Sema4 Holdings Corp.	4,183	4
*	Arcus Biosciences Inc.	99	3
*	NextGen Healthcare Inc.	198	3
*	NuVasive Inc.	67	3
*	SeaSpine Holdings Corp.	500	3
*	Surmodics Inc.	98	3
*	XBiotech Inc.	734	3
*	Aclaris Therapeutics Inc.	100	2
*	CEL–SCI Corp.	492	2
		Shares	Market Value• ($000)
*	Concert Pharmaceuticals Inc.	300	2
*	Cymabay Therapeutics Inc.	700	2
*	CytomX Therapeutics Inc.	1,184	2
	Integra LifeSciences Holdings Corp.	39	2
*	Meridian Bioscience Inc.	50	2
*	Penumbra Inc.	13	2
*	Provention Bio Inc.	426	2
*	Syndax Pharmaceuticals Inc.	79	2
*	Allovir Inc.	200	2
*	Viemed Healthcare Inc.	306	2
*	Allakos Inc.	100	1
*	Bluebird Bio Inc.	100	1
*	Bridgebio Pharma Inc.	100	1
*	Brookdale Senior Living Inc.	311	1
*	CTI BioPharma Corp.	200	1
*	Collegium Pharmaceutical Inc.	83	1
*	Dynavax Technologies Corp.	100	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	Evolus Inc.	110	1
*	Exact Sciences Corp.	45	1
*	Gritstone bio Inc.	254	1
*	Harrow Health Inc.	100	1
*	ImmunoGen Inc.	200	1
*	Integer Holdings Corp.	24	1
*	Ironwood Pharmaceuticals Inc. Class A	124	1
*	Karyopharm Therapeutics Inc.	100	1
	LeMaitre Vascular Inc.	27	1
*	Lineage Cell Therapeutics Inc.	900	1
*	Mersana Therapeutics Inc.	100	1
*	Nektar Therapeutics Class A	300	1
*	Neogen Corp.	100	1
*	Omeros Corp.	287	1
*	Oncocyte Corp.	1,200	1
*	PetIQ Inc. Class A	200	1
*,2	Sorrento Therapeutics Inc.	466	1
*	Tandem Diabetes Care Inc.	13	1
*	TG Therapeutics Inc.	100	1
*	Voyager Therapeutics Inc.	100	1
*	NextCure Inc.	200	1
*	InfuSystem Holdings Inc.	176	1
*	CRISPR Therapeutics AG	16	1
*	Organogenesis Holdings Inc. Class A	200	1
*	VBI Vaccines Inc.	1,100	1
*	Liquidia Corp.	166	1
*	Gamida Cell Ltd.	428	1
*	Immunovant Inc.	180	1
*	Retractable Technologies Inc.	300	1
*	Vaxart Inc.	300	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Marinus Pharmaceuticals Inc.	125	1
*	Athira Pharma Inc.	300	1
*	Chinook Therapeutics Inc.	67	1
*	Canopy Growth Corp.	200	1
*	EyePoint Pharmaceuticals Inc.	100	1
*	Akoya Biosciences Inc.	47	1
*	Aveanna Healthcare Holdings Inc.	700	1
*	Assertio Holdings Inc.	395	1
*	LifeStance Health Group Inc.	167	1
*	Acumen Pharmaceuticals Inc.	100	1
*	Definitive Healthcare Corp. Class A	95	1
*	Xeris Biopharma Holdings Inc.	662	1
*,1	Radius Health Inc. CVR	17,800	1
*	Agenus Inc.	200	—
*	Amneal Pharmaceuticals Inc.	200	—
*	Chimerix Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	Insmed Inc.	6	—
*	Jounce Therapeutics Inc.	100	—
*	Kura Oncology Inc.	33	—
	Phibro Animal Health Corp. Class A	38	—
*	Sangamo Therapeutics Inc.	100	—
*	Senseonics Holdings Inc.	200	—
*	Seres Therapeutics Inc.	22	—
*	SmileDirectClub Inc.	239	—
*	Pieris Pharmaceuticals Inc.	300	—
*	Arbutus Biopharma Corp.	100	—
*	Affimed NV	100	—
*	Precigen Inc.	200	—
*	PDS Biotechnology Corp.	165	—
*	Compugen Ltd.	193	—
*	Essa Pharma Inc.	102	—
*	ATAI Life Sciences NV	148	—
*	Agile Therapeutics Inc.	446	—
			1,466,093
Industrials (7.4%)
	United Parcel Service Inc. Class B	371,325	59,984
	Union Pacific Corp.	276,652	53,897
	Emerson Electric Co.	586,339	42,932
	Lockheed Martin Corp.	110,903	42,841
	Robert Half International Inc.	438,189	33,521
*	United Rentals Inc.	117,441	31,723
	Republic Services Inc. Class A	194,469	26,456
	Trane Technologies plc	171,808	24,880
	WW Grainger Inc.	47,076	23,029
	Illinois Tool Works Inc.	122,222	22,079
	Northrop Grumman Corp.	44,400	20,882
	Otis Worldwide Corp.	317,421	20,251
	Caterpillar Inc.	120,929	19,842
	Waste Management Inc.	118,383	18,966
	General Dynamics Corp.	86,019	18,251
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	85,512	17,928
	Honeywell International Inc.	86,826	14,497
	Fastenal Co.	313,655	14,441
	General Electric Co.	218,687	13,539
	PACCAR Inc.	160,496	13,432
	Johnson Controls International plc	269,800	13,280
	Fortive Corp.	215,385	12,557
	JB Hunt Transport Services Inc.	79,226	12,393
	Dover Corp.	97,329	11,347
	IDEX Corp.	55,883	11,168
	CSX Corp.	407,924	10,867
	Carrier Global Corp.	277,600	9,871
	Textron Inc.	167,871	9,780
	A O Smith Corp.	194,900	9,468
	Fortune Brands Home & Security Inc.	149,820	8,044
*	Alaska Air Group Inc.	192,783	7,547
	Waste Connections Inc. (XTSE)	53,600	7,243
	AMETEK Inc.	63,595	7,212
	Raytheon Technologies Corp.	86,300	7,065
	Expeditors International of Washington Inc.	77,016	6,801
	Cintas Corp.	17,040	6,615
	Snap-on Inc.	32,400	6,524
	3M Co.	55,345	6,116
*	Southwest Airlines Co.	143,422	4,423
	Equifax Inc.	24,900	4,269
	Eaton Corp. plc	31,582	4,212
	Allegion plc	42,243	3,788
	Copart Inc.	32,120	3,418
	Old Dominion Freight Line Inc.	13,571	3,376
	CH Robinson Worldwide Inc.	27,110	2,611
	FedEx Corp.	14,100	2,093
*	Fluor Corp.	84,100	2,093
	Cummins Inc.	9,474	1,928
*	SunPower Corp.	77,800	1,792
*	Aerojet Rocketdyne Holdings Inc.	40,800	1,632
*	Lyft Inc. Class A	116,900	1,540
	Delta Air Lines Inc.	49,279	1,383
	Allison Transmission Holdings Inc.	38,900	1,313
	Nordson Corp.	5,589	1,186
	Leidos Holdings Inc.	12,300	1,076
	Howmet Aerospace Inc.	34,081	1,054
	American Airlines Group Inc.	85,000	1,023
	TransUnion	14,900	886
	Nielsen Holdings plc	26,400	732
	Air Lease Corp. Class A	21,937	680
	L3Harris Technologies Inc.	3,200	665
	Pentair plc	16,200	658
*	WESCO International Inc.	5,100	609
*	Upwork Inc.	39,800	542
*	Resideo Technologies Inc.	27,300	520
	nVent Electric plc	15,800	499
	Maxar Technologies Inc.	24,700	462
*	FuelCell Energy Inc.	114,900	392

Growth and Income Fund
		Shares	Market Value• ($000)
*	Middleby Corp.	3,000	384
	REV Group Inc.	34,620	382
	Herc Holdings Inc.	3,300	343
	Pitney Bowes Inc.	135,200	315
	Vertiv Holdings Co. Class A	30,000	292
*	AerCap Holdings NV	6,726	285
	Acuity Brands Inc.	1,700	268
*	Plug Power Inc.	12,700	267
*	SkyWest Inc.	15,700	255
	Xylem Inc.	2,900	253
*	United Airlines Holdings Inc.	7,700	250
*	Great Lakes Dredge & Dock Corp.	30,900	234
*	Beacon Roofing Supply Inc.	4,255	233
	Shyft Group Inc.	11,400	233
	AECOM	3,400	232
	Tetra Tech Inc.	1,800	231
*	Mercury Systems Inc.	5,652	229
	Masco Corp.	4,835	226
	GrafTech International Ltd.	49,900	215
	Hexcel Corp.	3,900	202
*	Avis Budget Group Inc.	1,300	193
*	KAR Auction Services Inc.	16,100	180
*	Parsons Corp.	3,800	149
	Heidrick & Struggles International Inc.	5,200	135
	Quanta Services Inc.	1,000	127
	Moog Inc. Class A	1,600	113
*	First Advantage Corp.	7,848	101
*	Gibraltar Industries Inc.	2,000	82
*	BlueLinx Holdings Inc.	1,300	81
	Owens Corning	900	71
*	AAR Corp.	1,958	70
	Werner Enterprises Inc.	1,800	68
*	Manitowoc Co. Inc.	5,900	46
*	Quad/Graphics Inc.	14,882	38
*	Kratos Defense & Security Solutions Inc.	3,684	37
*	Northwest Pipe Co.	1,247	35
*	Driven Brands Holdings Inc.	1,200	34
	Matthews International Corp. Class A	1,400	31
*	Triumph Group Inc.	3,500	30
	Altra Industrial Motion Corp.	800	27
*	JetBlue Airways Corp.	4,000	27
*	TrueBlue Inc.	1,192	23
	Wabash National Corp.	1,500	23
*	Yellow Corp.	3,900	20
	Heartland Express Inc.	1,187	17
*	MRC Global Inc.	2,400	17
*	CACI International Inc. Class A	60	16
*	JELD-WEN Holding Inc.	1,600	14
*	Mesa Air Group Inc.	7,900	13
*	Mayville Engineering Co. Inc.	1,901	12
	MSA Safety Inc.	99	11
	Lindsay Corp.	71	10
	Quanex Building Products Corp.	501	9
*	Tutor Perini Corp.	1,300	7
		Shares	Market Value• ($000)
*	Harsco Corp.	1,500	6
	Kelly Services Inc. Class A	419	6
	Arcosa Inc.	89	5
*	Astronics Corp.	576	5
	Daseke Inc.	1,000	5
*	Matrix Service Co.	1,106	5
*	American Superconductor Corp.	1,000	4
*	CBIZ Inc.	91	4
	KBR Inc.	88	4
	TransDigm Group Inc.	7	4
	Barnes Group Inc.	98	3
	Oshkosh Corp.	47	3
	Primoris Services Corp.	204	3
	Rollins Inc.	94	3
	Rush Enterprises Inc. Class A	58	3
	Universal Logistics Holdings Inc.	86	3
	Aris Water Solution Inc. Class A	200	3
	Apogee Enterprises Inc.	51	2
	Brady Corp. Class A	38	2
*	CECO Environmental Corp.	200	2
*	Evoqua Water Technologies Corp.	63	2
*	GEO Group Inc.	200	2
	HNI Corp.	88	2
	Kimball International Inc. Class B	300	2
	MDU Resources Group Inc.	57	2
*	Radiant Logistics Inc.	282	2
*	Titan Machinery Inc.	66	2
	Enerpac Tool Group Corp. Class A	93	2
*	Hayward Holdings Inc.	175	2
	AZZ Inc.	41	1
*	Babcock & Wilcox Enterprises Inc.	113	1
*	BrightView Holdings Inc.	156	1
*	CoreCivic Inc.	99	1
*	Forrester Research Inc.	40	1
	Greenbrier Cos. Inc.	39	1
*	Hawaiian Holdings Inc.	76	1
	Interface Inc. Class A	100	1
	Marten Transport Ltd.	50	1
	MillerKnoll Inc.	60	1
*	NOW Inc.	146	1
	Parker-Hannifin Corp.	4	1
	Steelcase Inc. Class A	142	1
*	Titan International Inc.	100	1
*	Gates Industrial Corp. plc	153	1
	Luxfer Holdings plc	94	1
	Caesarstone Ltd.	62	1
	Genco Shipping & Trading Ltd.	98	1
	ACCO Brands Corp.	204	1
*	Corp. America Airports SA	200	1
	Pangaea Logistics Solutions Ltd.	200	1
	Atlas Corp.	58	1
*	Sun Country Airlines Holdings Inc.	83	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Archer Aviation Inc. Class A	400	1
*	Aurora Innovation Inc.	600	1
*	Planet Labs PBC	200	1
*	Masonite International Corp.	6	—
*	Mistras Group Inc.	100	—
	Resources Connection Inc.	12	—
*	Westport Fuel Systems Inc.	100	—
	Eneti Inc.	2	—
	Zurn Elkay Water Solutions Corp.	3	—
			755,439
Information Technology (27.4%)
	Apple Inc.	4,839,084	668,761
	Microsoft Corp.	2,652,565	617,782
	QUALCOMM Inc.	910,603	102,880
	Accenture plc Class A	393,328	101,203
	Texas Instruments Inc.	470,480	72,821
	Mastercard Inc. Class A	252,591	71,822
	Broadcom Inc.	159,506	70,822
	NVIDIA Corp.	528,083	64,104
	Automatic Data Processing Inc.	256,603	58,041
	Applied Materials Inc.	590,126	48,349
	Visa Inc. Class A	270,848	48,116
	Cognizant Technology Solutions Corp. Class A	826,408	47,469
	Cisco Systems Inc.	1,026,326	41,053
*	PayPal Holdings Inc.	475,143	40,896
	Paychex Inc.	342,298	38,409
*	Salesforce Inc.	261,231	37,576
	Oracle Corp.	581,068	35,486
*	Cadence Design Systems Inc.	216,254	35,342
*	Adobe Inc.	124,591	34,287
*	Paycom Software Inc.	92,917	30,662
	NXP Semiconductors NV	202,782	29,912
*	Synopsys Inc.	96,220	29,396
	Micron Technology Inc.	559,794	28,046
*	ServiceNow Inc.	73,872	27,895
	KLA Corp.	90,859	27,497
*	Gartner Inc.	93,145	25,772
	CDW Corp.	163,685	25,548
	Lam Research Corp.	68,005	24,890
	Monolithic Power Systems Inc.	59,222	21,521
*	Fortinet Inc.	430,496	21,150
*	VeriSign Inc.	107,700	18,708
	Microchip Technology Inc.	284,140	17,341
*	Enphase Energy Inc.	61,468	17,056
	HP Inc.	683,518	17,033
*	FleetCor Technologies Inc.	78,462	13,823
	Analog Devices Inc.	98,252	13,690
*	ON Semiconductor Corp.	206,762	12,888
*	Western Digital Corp.	393,996	12,825
*	Keysight Technologies Inc.	79,513	12,512
	Skyworks Solutions Inc.	144,010	12,280
	Motorola Solutions Inc.	53,535	11,990
	NortonLifeLock Inc.	434,645	8,754
	Intel Corp.	288,400	7,432
		Shares	Market Value• ($000)
	NetApp Inc.	119,900	7,416
	Vontier Corp.	403,300	6,739
	Amdocs Ltd.	82,000	6,515
*	Qorvo Inc.	72,351	5,745
	Corning Inc.	197,800	5,740
*	Advanced Micro Devices Inc.	85,919	5,444
	Teradyne Inc.	69,400	5,215
*	EPAM Systems Inc.	10,828	3,922
*	Check Point Software Technologies Ltd.	32,066	3,592
	SS&C Technologies Holdings Inc.	65,431	3,124
*	Fair Isaac Corp.	7,200	2,967
	International Business Machines Corp.	24,900	2,958
*	Rambus Inc.	110,800	2,817
	Intuit Inc.	7,150	2,769
*	Zebra Technologies Corp. Class A	8,700	2,280
*	DocuSign Inc. Class A	42,000	2,246
*	DXC Technology Co.	88,902	2,176
*	Fiserv Inc.	22,800	2,133
*	Box Inc. Class A	80,600	1,966
*	Workiva Inc. Class A	24,100	1,875
*	Akamai Technologies Inc.	23,000	1,847
	Fidelity National Information Services Inc.	20,900	1,579
	Western Union Co.	111,700	1,508
[1]	Citrix Systems Inc.	13,900	1,446
	InterDigital Inc.	35,400	1,431
*	Dropbox Inc. Class A	61,100	1,266
	Global Payments Inc.	11,545	1,247
*	Splunk Inc.	15,900	1,196
*	Cloudflare Inc. Class A	20,600	1,139
	TE Connectivity Ltd.	9,800	1,082
	Concentrix Corp.	9,600	1,072
	Semtech Corp.	33,700	991
*	Autodesk Inc.	5,133	959
	Crowdstrike Holdings Inc. Class A	5,800	956
	Hewlett Packard Enterprise Co.	68,634	822
*	Pure Storage Inc. Class A	28,600	783
*	Datadog Inc. Class A	8,600	764
	Amphenol Corp. Class A	11,334	759
*	First Solar Inc.	5,564	736
*	Momentive Global Inc.	121,194	704
*	Tenable Holdings Inc.	19,200	668
*	NetScout Systems Inc.	21,000	658
*	ACI Worldwide Inc.	30,680	641
*	Teradata Corp.	16,800	522
*	Canadian Solar Inc.	12,500	466
*	Workday Inc. Class A	3,000	457
*	Kyndryl Holdings Inc.	51,400	425
*	Arista Networks Inc.	3,600	406
*	Euronet Worldwide Inc.	5,100	386
*	Conduent Inc.	108,200	361
*	Digital Turbine Inc.	21,800	314
	Jack Henry & Associates Inc.	1,600	292
*	ANSYS Inc.	1,300	288
*	LiveRamp Holdings Inc.	14,200	258
	Ebix Inc.	13,300	252
*	Cognyte Software Ltd.	55,457	224
*	Infinera Corp.	39,700	192

Growth and Income Fund
		Shares	Market Value• ($000)
*	Trimble Inc.	3,400	185
*	Qualtrics International Inc. Class A	17,100	174
	Domo Inc. Class B	8,600	155
*	MACOM Technology Solutions Holdings Inc. Class H	3,000	155
*	SolarWinds Corp.	19,210	149
*	Everbridge Inc.	4,500	139
*	Dynatrace Inc.	3,600	125
*	Avid Technology Inc.	5,200	121
*	Squarespace Inc. Class A	5,100	109
*	Unisys Corp.	11,800	89
	Hackett Group Inc.	4,212	75
	Universal Display Corp.	795	75
*	Smartsheet Inc. Class A	2,100	72
*	Nutanix Inc. Class A	3,100	65
*	Rimini Street Inc.	13,200	62
*	Daktronics Inc.	22,089	60
*	WM Technology Inc.	36,429	59
*	Consensus Cloud Solutions Inc.	1,231	58
*	Grid Dynamics Holdings Inc.	3,000	56
*	Casa Systems Inc.	17,100	54
*	Veeco Instruments Inc.	2,892	53
*	IPG Photonics Corp.	600	51
*	Paycor HCM Inc.	1,680	50
*	Upland Software Inc.	5,900	48
*	Palantir Technologies Inc. Class A	5,900	48
*	Allegro MicroSystems Inc.	2,200	48
*	Qualys Inc.	300	42
*	Radware Ltd.	1,900	41
*	TELUS International CDA Inc.	1,420	37
*	FormFactor Inc.	1,400	35
	National Instruments Corp.	900	34
	Ciena Corp.	800	32
*	Payoneer Global Inc.	5,200	31
*	Varonis Systems Inc. Class B	1,146	30
	Zoom Video Communications Inc. Class A	400	29
*	3D Systems Corp.	3,500	28
*	Blackbaud Inc.	600	26
	Pegasystems Inc.	800	26
	WEX Inc.	200	25
*	Stratasys Ltd.	1,600	23
*	N-Able Inc.	2,500	23
*	Kopin Corp.	18,100	19
*	SecureWorks Corp. Class A	2,214	18
*	DigitalOcean Holdings Inc.	500	18
*	eGain Corp.	1,593	12
*	ExlService Holdings Inc.	84	12
*	PagSeguro Digital Ltd. Class A	900	12
	Marvell Technology Inc.	284	12
	Magnachip Semiconductor Corp.	1,000	10
*	Turtle Beach Corp.	1,100	8
*	Affirm Holdings Inc.	400	8
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	51	7
*	Lumentum Holdings Inc.	95	7
*	TTM Technologies Inc.	500	7
*	Knowles Corp.	500	6
*	Yext Inc.	1,400	6
	Badger Meter Inc.	51	5
*	CalAmp Corp.	1,199	5
*	Silicon Laboratories Inc.	41	5
*	Flywire Corp.	200	5
*	Impinj Inc.	50	4
	Information Services Group Inc.	936	4
	RingCentral Inc. Class A	96	4
*	Evo Payments Inc. Class A	81	3
*	Model N Inc.	94	3
	Switch Inc. Class A	74	3
*	Blackline Inc.	38	2
*	FARO Technologies Inc.	84	2
*	KVH Industries Inc.	197	2
	NVE Corp.	49	2
	TD SYNNEX Corp.	19	2
*	Verra Mobility Corp. Class A	100	2
*	Flex Ltd.	100	2
	Hollysys Automation Technologies Ltd.	100	2
*	Velodyne Lidar Inc.	2,400	2
*	SEMrush Holdings Inc. Class A	200	2
*	Clear Secure Inc. Class A	100	2
*	Remitly Global Inc.	178	2
	A10 Networks Inc.	100	1
*	Axcelis Technologies Inc.	10	1
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	Black Knight Inc.	11	1
*	Brightcove Inc.	184	1
*	Calix Inc.	9	1
*	CommScope Holding Co. Inc.	103	1
*	Diebold Nixdorf Inc.	200	1
*	8x8 Inc.	300	1
*	ePlus Inc.	14	1
*	Extreme Networks Inc.	100	1
*	Iteris Inc.	472	1
*	MicroVision Inc.	300	1
*	Mitek Systems Inc.	137	1
*	MoneyGram International Inc.	110	1
*	PDF Solutions Inc.	46	1
*	PFSweb Inc.	100	1
*	Ribbon Communications Inc.	470	1
*	Sanmina Corp.	21	1
*	ViaSat Inc.	26	1
*	Viavi Solutions Inc.	100	1
	Xerox Holdings Corp.	100	1
*	SMART Global Holdings Inc.	77	1
*	Cerence Inc.	56	1
*	Celestica Inc.	90	1
*	Rackspace Technology Inc.	213	1
*	Phunware Inc.	400	1

Growth and Income Fund
		Shares	Market Value• ($000)
	Sapiens International Corp. NV	72	1
	Ituran Location and Control Ltd.	26	1
*	Arlo Technologies Inc.	100	—
*	Ceridian HCM Holding Inc.	8	—
*	Eastman Kodak Co.	29	—
*	Immersion Corp.	2	—
*	Inseego Corp.	200	—
*	Rekor Systems Inc.	200	—
	Vishay Intertechnology Inc.	1	—
*	Vishay Precision Group Inc.	2	—
*	Maxeon Solar Technologies Ltd.	12	—
*	JFrog Ltd.	15	—
*	Sierra Wireless Inc.	15	—
*	Alkami Technology Inc.	3	—
*,2	Exela Technologies Inc.	51	—
			2,813,630
Materials (1.8%)
	Dow Inc.	707,675	31,088
	LyondellBasell Industries NV Class A	256,416	19,303
	Mosaic Co.	390,760	18,885
	Packaging Corp. of America	162,085	18,201
	Sealed Air Corp.	267,341	11,899
	Westrock Co.	383,831	11,857
	CF Industries Holdings Inc.	117,413	11,301
	Nucor Corp.	79,750	8,532
	Linde plc	30,933	8,339
	Corteva Inc.	126,000	7,201
	Freeport-McMoRan Inc.	223,700	6,114
	Newmont Corp.	131,800	5,540
	Avery Dennison Corp.	33,952	5,524
	Nutrien Ltd.	61,100	5,095
	DuPont de Nemours Inc.	58,900	2,969
	International Paper Co.	93,411	2,961
	Celanese Corp. Class A	17,100	1,545
*	ATI Inc.	42,100	1,120
	United States Steel Corp.	52,400	949
	International Flavors & Fragrances Inc.	9,800	890
*	MP Materials Corp.	32,500	887
	Warrior Met Coal Inc.	31,165	886
	Amcor plc	78,801	846
	Ball Corp.	16,100	778
*	Cleveland-Cliffs Inc.	52,200	703
*	Ingevity Corp.	10,000	606
	Vulcan Materials Co.	3,000	473
	Huntsman Corp.	17,100	420
	Olin Corp.	7,300	313
	Sherwin-Williams Co.	1,200	246
	Barrick Gold Corp. (XTSE)	13,200	205
	Alpha Metallurgical Resources Inc.	1,400	192
*	Resolute Forest Products Inc.	7,800	156
	Commercial Metals Co.	4,200	149
*	LSB Industries Inc.	9,500	135
	Ecolab Inc.	800	116
		Shares	Market Value• ($000)
	Alcoa Corp.	3,100	104
	Eastman Chemical Co.	1,300	92
	Steel Dynamics Inc.	1,200	85
	Chemours Co.	3,300	81
	Glatfelter Corp.	17,200	54
	SunCoke Energy Inc.	9,100	53
	Graphic Packaging Holding Co.	2,600	51
*	Aspen Aerogels Inc.	3,800	35
*	Summit Materials Inc. Class A	1,100	26
*	O-I Glass Inc.	1,669	22
*	Livent Corp.	700	21
	Valhi Inc.	745	19
*	Advanced Emissions Solutions Inc.	1,291	4
	Materion Corp.	53	4
*	Diversey Holdings Ltd.	900	4
	Haynes International Inc.	95	3
	Innospec Inc.	35	3
	American Vanguard Corp.	95	2
	Hecla Mining Co.	200	1
	Minerals Technologies Inc.	18	1
	Myers Industries Inc.	71	1
	Ryerson Holding Corp.	49	1
	Tredegar Corp.	100	1
	Tronox Holdings plc Class A	100	1
	Osisko Gold Royalties Ltd.	100	1
	Wheaton Precious Metals Corp.	30	1
	Orion Engineered Carbons SA	80	1
	Avient Corp.	18	1
*	IAMGOLD Corp.	600	1
	Ramaco Resources Inc.	100	1
*	Equinox Gold Corp.	200	1
	First Majestic Silver Corp.	100	1
	Mercer International Inc.	100	1
*	Constellium SE Class A	65	1
*	Ferroglobe plc	275	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	118	1
	Alamos Gold Inc. Class A	100	1
	Ecovyst Inc.	105	1
	Yamana Gold Inc.	100	—
*	Novagold Resources Inc.	100	—
			187,108
Other (0.3%)
[2]	SPDR S&P 500 ETF Trust	78,700	28,110
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,1	Contra Strongbridge CVR	335	—
			28,110
Real Estate (2.8%)
	Extra Space Storage Inc.	222,163	38,370
	Simon Property Group Inc.	373,836	33,552
	Camden Property Trust	207,303	24,762
	Public Storage	83,045	24,316
	Regency Centers Corp.	422,424	22,748

Growth and Income Fund
		Shares	Market Value• ($000)
	Host Hotels & Resorts Inc.	1,098,438	17,443
*	CBRE Group Inc. Class A	234,332	15,820
	SBA Communications Corp. Class A	55,150	15,698
	Ventas Inc.	369,676	14,850
	Equity Residential	214,233	14,401
	Crown Castle Inc.	97,060	14,030
	Federal Realty Investment Trust	116,239	10,475
	Mid-America Apartment Communities Inc.	63,409	9,833
	Apartment Income REIT Corp.	99,300	3,835
	Invitation Homes Inc.	99,482	3,360
	Essex Property Trust Inc.	13,646	3,305
	AvalonBay Communities Inc.	17,600	3,242
	American Tower Corp.	12,700	2,727
	Digital Realty Trust Inc.	24,400	2,420
	Welltower Inc.	33,220	2,137
	Weyerhaeuser Co.	63,766	1,821
	Healthpeak Properties Inc.	69,900	1,602
	UDR Inc.	37,100	1,547
	Boston Properties Inc.	19,656	1,474
	Prologis Inc.	14,100	1,433
	Innovative Industrial Properties Inc.	13,300	1,177
	Newmark Group Inc. Class A	90,900	733
	Duke Realty Corp.	9,900	477
	Iron Mountain Inc.	6,400	281
	Park Hotels & Resorts Inc.	24,100	271
	Brixmor Property Group Inc.	10,700	198
	Kimco Realty Corp.	7,600	140
	Kilroy Realty Corp.	3,200	135
	Healthcare Realty Trust Inc. Class A Blank	4,890	102
	Douglas Emmett Inc.	5,378	96
	Highwoods Properties Inc.	3,500	94
*	Anywhere Real Estate Inc.	10,890	88
*	Cushman & Wakefield plc	5,500	63
	EPR Properties	1,635	59
	Service Properties Trust	9,100	47
	Essential Properties Realty Trust Inc.	1,900	37
	Farmland Partners Inc.	2,300	29
	City Office REIT Inc.	2,400	24
	Diversified Healthcare Trust	23,037	23
	Industrial Logistics Properties Trust	3,400	19
	Macerich Co.	1,900	15
	Tanger Factory Outlet Centers Inc.	1,100	15
	Paramount Group Inc.	2,100	13
	Uniti Group Inc.	1,900	13
	Alexandria Real Estate Equities Inc.	70	10
	Hersha Hospitality Trust Class A	1,220	10
	PotlatchDeltic Corp.	100	4
		Shares	Market Value• ($000)
	VICI Properties Inc.	98	3
	Alpine Income Property Trust Inc.	155	3
	JBG SMITH Properties	96	2
	Omega Healthcare Investors Inc.	69	2
	Sabra Health Care REIT Inc.	189	2
	Urban Edge Properties	171	2
	Urstadt Biddle Properties Inc. Class A	99	2
	Orion Office REIT Inc.	190	2
	Acadia Realty Trust	98	1
	Brandywine Realty Trust	100	1
	Empire State Realty Trust Inc. Class A	100	1
	Getty Realty Corp.	56	1
	Gladstone Commercial Corp.	70	1
	iStar Inc.	100	1
	Kite Realty Group Trust	62	1
	LXP Industrial Trust	149	1
	Medical Properties Trust Inc.	44	1
	Physicians Realty Trust	100	1
	Plymouth Industrial REIT Inc.	46	1
	RLJ Lodging Trust	100	1
	RMR Group Inc. Class A	40	1
*	Seritage Growth Properties Class A	100	1
	SITE Centers Corp.	100	1
	Summit Hotel Properties Inc.	158	1
	Sunstone Hotel Investors Inc.	100	1
	Vornado Realty Trust	36	1
*	Altisource Portfolio Solutions SA	100	1
*	Ashford Hospitality Trust Inc.	100	1
	Douglas Elliman Inc.	254	1
	SL Green Realty Corp.	30	1
	DiamondRock Hospitality Co.	60	—
	Hudson Pacific Properties Inc.	6	—
	Kennedy-Wilson Holdings Inc.	17	—
*	Apartment Investment and Management Co. Class A	18	—
	Broadstone Net Lease Inc.	2	—
	DigitalBridge Group Inc.	14	—
			289,414
Utilities (2.4%)
	American Electric Power Co. Inc.	366,998	31,727
	Duke Energy Corp.	285,724	26,578
	NiSource Inc.	1,031,329	25,979
	Constellation Energy Corp.	300,512	25,000
	Dominion Energy Inc.	308,900	21,348
	NRG Energy Inc.	475,144	18,184
	PPL Corp.	662,380	16,791
	Exelon Corp.	313,031	11,726
	Consolidated Edison Inc.	115,300	9,888

Growth and Income Fund
		Shares	Market Value• ($000)
	Alliant Energy Corp.	168,500	8,929
	Evergy Inc.	149,038	8,853
	Southern Co.	100,916	6,862
	FirstEnergy Corp.	162,530	6,014
	Eversource Energy	54,629	4,259
	Pinnacle West Capital Corp.	65,254	4,210
	NextEra Energy Inc.	43,310	3,396
	Sempra Energy (XNYS)	19,496	2,923
	Edison International	40,579	2,296
	AES Corp.	97,344	2,200
	Xcel Energy Inc.	24,100	1,542
	CenterPoint Energy Inc.	47,299	1,333
	Public Service Enterprise Group Inc.	20,000	1,125
	DTE Energy Co.	6,600	759
	Atmos Energy Corp.	6,800	693
	CMS Energy Corp.	10,400	606
	WEC Energy Group Inc.	1,400	125
*	Montauk Renewables Inc.	1,901	33
	Ameren Corp.	300	24
	Avangrid Inc.	34	1
	Via Renewables Inc. Class A	162	1
			243,405
Total Common Stocks (Cost $8,226,788)			10,023,191
		Shares	Market Value• ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $233,226)	2,333,611	233,291
Total Investments (100.1%) (Cost $8,460,014)			10,256,482
Other Assets and Liabilities—Net (-0.1%)			(9,466)
Net Assets (100%)			10,247,016
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,214,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,211,000 was received for securities on loan, of which $26,209,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	1,133	204,025	(28,397)

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of September 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,226,788)	10,023,191
Affiliated Issuers (Cost $233,226)	233,291
Total Investments in Securities	10,256,482
Investment in Vanguard	420
Cash	2
Cash Collateral Pledged—Futures Contracts	11,324
Receivables for Investment Securities Sold	22,598
Receivables for Accrued Income	8,485
Receivables for Capital Shares Issued	11,245
Total Assets	10,310,556
Liabilities
Due to Custodian	464
Payables for Investment Securities Purchased	22,805
Collateral for Securities on Loan	26,211
Payables to Investment Advisor	2,562
Payables for Capital Shares Redeemed	7,781
Payables to Vanguard	731
Variation Margin Payable—Futures Contracts	2,986
Total Liabilities	63,540
Net Assets	10,247,016
1 Includes $25,214 of securities on loan.
At September 30, 2022, net assets consisted of:

Paid-in Capital	7,807,512
Total Distributable Earnings (Loss)	2,439,504
Net Assets	10,247,016

Investor Shares—Net Assets
Applicable to 52,420,985 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,569,694
Net Asset Value Per Share—Investor Shares	$49.02

Admiral Shares—Net Assets
Applicable to 95,952,434 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,677,322
Net Asset Value Per Share—Admiral Shares	$80.01

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Year Ended September 30, 2022
($000)
Investment Income
Income
Dividends[1]	193,157
Interest[2]	2,159
Securities Lending—Net	51
Total Income	195,367
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,396
Performance Adjustment	(1,000)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,895
Management and Administrative—Admiral Shares	11,998
Marketing and Distribution—Investor Shares	231
Marketing and Distribution—Admiral Shares	344
Custodian Fees	139
Auditing Fees	35
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	86
Trustees’ Fees and Expenses	5
Other Expenses	20
Total Expenses	30,205
Net Investment Income	165,162
Realized Net Gain (Loss)
Investment Securities Sold[2]	888,254
Futures Contracts	(19,124)
Realized Net Gain (Loss)	869,130
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,628,459)
Futures Contracts	(18,785)
Change in Unrealized Appreciation (Depreciation)	(2,647,244)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,612,952)
1	Dividends are net of foreign withholding taxes of $112,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,079,000, ($59,000), $6,000, and ($42,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	165,162	166,194
Realized Net Gain (Loss)	869,130	1,933,766
Change in Unrealized Appreciation (Depreciation)	(2,647,244)	1,198,937
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,612,952)	3,298,897
Distributions
Investor Shares	(464,158)	(191,602)
Admiral Shares	(1,454,297)	(572,128)
Total Distributions	(1,918,455)	(763,730)
Capital Share Transactions
Investor Shares	244,229	(225,705)
Admiral Shares	508,275	(1,148,490)
Net Increase (Decrease) from Capital Share Transactions	752,504	(1,374,195)
Total Increase (Decrease)	(2,778,903)	1,160,972
Net Assets
Beginning of Period	13,025,919	11,864,947
End of Period	10,247,016	13,025,919

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$66.16	$54.15	$49.46	$52.17	$46.50
Investment Operations
Net Investment Income[1]	.746	.761	.787	.823	.711
Net Realized and Unrealized Gain (Loss) on Investments	(8.155)	14.991	6.024	(.204)	7.650
Total from Investment Operations	(7.409)	15.752	6.811	.619	8.361
Distributions
Dividends from Net Investment Income	(.777)	(.770)	(.815)	(.766)	(.668)
Distributions from Realized Capital Gains	(8.954)	(2.972)	(1.306)	(2.563)	(2.023)
Total Distributions	(9.731)	(3.742)	(2.121)	(3.329)	(2.691)
Net Asset Value, End of Period	$49.02	$66.16	$54.15	$49.46	$52.17
Total Return[2]	-13.94%	30.22%	14.07%	2.21%	18.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,570	$3,205	$2,779	$2,860	$2,932
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.32%	0.32%	0.33%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.22%	1.57%	1.73%	1.45%
Portfolio Turnover Rate	62%	62%	58%	68%	83%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.00%, 0.01%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$108.01	$88.40	$80.74	$85.16	$75.93
Investment Operations
Net Investment Income[1]	1.315	1.344	1.364	1.421	1.242
Net Realized and Unrealized Gain (Loss) on Investments	(13.315)	24.466	9.842	(.330)	12.473
Total from Investment Operations	(12.000)	25.810	11.206	1.091	13.715
Distributions
Dividends from Net Investment Income	(1.380)	(1.347)	(1.414)	(1.326)	(1.182)
Distributions from Realized Capital Gains	(14.620)	(4.853)	(2.132)	(4.185)	(3.303)
Total Distributions	(16.000)	(6.200)	(3.546)	(5.511)	(4.485)
Net Asset Value, End of Period	$80.01	$108.01	$88.40	$80.74	$85.16
Total Return[2]	-13.85%	30.34%	14.19%	2.32%	18.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,677	$9,821	$9,086	$8,412	$8,491
Ratio of Total Expenses to Average Net Assets[3]	0.22%	0.22%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.33%	1.66%	1.83%	1.55%
Portfolio Turnover Rate	62%	62%	58%	68%	83%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.00%, 0.01%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Growth and Income Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Growth and Income Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Los Angeles Capital Management LLC and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $863,000 for the year ended September 30, 2022.
For the year ended September 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $1,000,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2022, the fund had contributed to Vanguard capital in the amount of $420,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Growth and Income Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,021,744	—	1,447	10,023,191
Temporary Cash Investments	233,291	—	—	233,291
Total	10,255,035	—	1,447	10,256,482
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	28,397	—	—	28,397
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable passive foreign investment companies, corporate actions, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	61,551
Total Distributable Earnings (Loss)	(61,551)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the deferral of qualified late-year losses. As of

Growth and Income Fund
period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	48,304
Undistributed Long-Term Gains	809,059
Capital Loss Carryforwards	—
Qualified Late-Year Losses	(96,703)
Net Unrealized Gains (Losses)	1,678,845
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	630,157	226,497
Long-Term Capital Gains	1,288,298	537,233
Total	1,918,455	763,730
*	Includes short-term capital gains, if any.
As of September 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,577,637
Gross Unrealized Appreciation	2,725,136
Gross Unrealized Depreciation	(1,046,291)
Net Unrealized Appreciation (Depreciation)	1,678,845
F.	During the year ended September 30, 2022, the fund purchased $7,501,404,000 of investment securities and sold $8,475,238,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2022, such purchases were $373,000 and sales were $525,000, resulting in net realized gain of $8,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Growth and Income Fund
G.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	391,145	6,383	489,207	7,921
Issued in Lieu of Cash Distributions	443,121	7,314	183,127	3,204
Redeemed	(590,037)	(9,716)	(898,039)	(14,003)
Net Increase (Decrease)—Investor Shares	244,229	3,981	(225,705)	(2,878)
Admiral Shares
Issued	954,123	9,627	1,359,728	13,235
Issued in Lieu of Cash Distributions	1,336,857	13,524	530,177	5,686
Redeemed	(1,782,705)	(18,122)	(3,038,395)	(30,777)
Net Increase (Decrease)—Admiral Shares	508,275	5,029	(1,148,490)	(11,856)
H.	Management has determined that no events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Quantitative Funds and Shareholders of Vanguard Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Growth and Income Fund (constituting Vanguard Quantitative Funds, referred to hereafter as the "Fund") as of September 30, 2022, the related statement of operations for the year ended September 30, 2022, the statement of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2022 and the financial highlights for each of the five years in the period ended September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 18, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 94.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $190,738,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,349,849,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $738,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Growth and Income Fund has renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management LLC (LA Capital); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing each of the fund’s advisory arrangements was in the best interest of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each advisor’s investment management services provided to the fund since 2011; it also took into account the organizational depth and stability of each advisor. The board considered the following:
DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.
LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and long-term investment performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.
The board did not consider the profitability of DESIM and LA Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM and LA Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q930 112022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)             Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended September 30, 2022: $35,000
Fiscal Year Ended September 30, 2021: $29,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2022: $10,494,508
Fiscal Year Ended September 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)             Audit-Related Fees.

Fiscal Year Ended September 30, 2022: $2,757,764
Fiscal Year Ended September 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)             Tax Fees.

Fiscal Year Ended September 30, 2022: $5,202,689
Fiscal Year Ended September 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)             All Other Fees.

Fiscal Year Ended September 30, 2022: $298,000
Fiscal Year Ended September 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)             (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2022: $5,500,689
Fiscal Year Ended September 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 21, 2022

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.